RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Gain on retail, wholesale and revolving credit notes sold						$ 38	$ 147,461
Total interest and other income from affiliates	97,921	94,807	290,971	284,697	382,006	376,383	185,625
Affiliated receivables	15,951		15,951		193,917	133,419
Minimum annual repayments of long-term debt
2013					1,459,352
2014					1,293,259
2015					916,722
Total	1,147,864		1,147,864		819,270	1,567,107
Other information
Accounts payable and other accrued liabilities payable to related parties	83,656		83,656		24,221	5,643
Interest expense to related affiliates	9,412	10,113	27,111	35,906	44,645	80,584	102,564
Affiliates
Minimum annual repayments of long-term debt
2012					735,732
2013					62,487
2014					19,582
2015					1,469
Total					819,270
CNH North America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Gain on retail, wholesale and revolving credit notes sold							51,211
Wholesale subsidy					135,294	115,353	44,216
Retail subsidy					216,544	227,208	112,678
Operating lease subsidy					26,518	22,273	17,447
Lending funds					1,700	10,329	9,977
CNH America
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)					2.50%	2.46%
Affiliated receivables					65,335	43,780
Minimum annual repayments of long-term debt
Total					525,927	1,104,257
CNH America | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					2.50%	2.46%
CNH America | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					3.18%	4.44%
CNH Canada Ltd.
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of accounts and notes receivable (as a percent)					1.33%	3.30%
Affiliated receivables					115,816	75,938
CNH Canada Ltd. | CNH Capital Canada Ltd
Other information
Shares of preferred stock owned by affiliated entity					74,800,000
Reference rate for dividends					LIBOR
Margin on reference rate for dividends (as a percent)					1.20%
Other affiliates
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Wholesale subsidy					1,928
Lending funds					22	1,220	1,307
Rate of accounts and notes receivable (as a percent)					2.50%	2.46%
Affiliated receivables					12,766	13,701
Fiat
Minimum annual repayments of long-term debt
Total					$ 293,343	$ 462,850
Fiat | Minimum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					3.38%	4.38%
Fiat | Maximum
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
Rate of debt due (as a percent)					7.00%	7.00%